Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Jul. 08, 2014	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2017	Nov. 01, 2012
Cash equivalents
Debts expense
Impairment expense
Deferred Television revenue			135,000		$ 95,000
Deferred revenues on television pilot episodes		135,000			$ 75,617
Deferred television costs			116,454
Impairment losses on the disposal of fixed assets
Construction in Progress		239,220		$ 314,146
Advertising Costs		11,571	16,097
Website development costs
Stock-Based Compensation		431,500	$ 460,191
Construction in Progress [Member] | 2016 and 2017 [Member]
Estimated cost of construction		$ 1,700,000
Green Leaf Farms Holdings, LLC [Member]
Percentage of holds an interest		84.40%
Subsidiary ownership description	in which we retained 83% ownership, with the remaining 17% held by key experts and advisors. An additional 1.6% was sold to an investor on December 8, 2014 and 3% was transferred back from a founding member on December 2, 2015, giving PNTV 84.4% ownership and minority interests ownership of 15.6%.